BALANCE SHEET COMPONENTS - Other Long-term Assets (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity investments without readily determinable fair value (Note 10)		$ 4,000	$ 4,000
Equity method investments (Note 10)		3,061	11,230
Prepaid Forward		34,661	32,250
Prepayment for capital expenditure		7,890	34,631
Restricted cash		2,545	24,029
Other		8,261	8,937
Other long-term assets	[1]	$ 60,418	$ 115,077

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).